Performance Management - (Allspring Broad Market Core Bond ETF)	Aug. 31, 2025
(Allspring Broad Market Core Bond ETF)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(Allspring Core Plus ETF)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.